ORGANIZATION AND NATURE OF OPERATIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure Text Block [Abstract]
Schedule of Executive Officers and Directors [Table Text Block]	In addition, the following individuals were appointed as executive officers and directors of the Company:

Name	Title
Abraham Mittelman	Chief Executive Officer, Chief Financial Officer, Chairman
Morton Coleman	Vice President
Robert Pollock	President, Chief Operating Officer
Raj Kumar Tiwari	Chief Scientific Officer, Director
Debabrata Banerjee	Clinical Development Officer
Jan Geliebter	Secretary
Effective on the Closing Date, Mr. Doug Cole resigned as officer of the Company. Mr. Cole resigned as a director of the Company on February 5, 2014. In addition, the following individuals were appointed as executive officers and directors of the Company:

Name	Title
Abraham Mittelman	Chief Executive Officer, Chief Financial Officer, Chairman
Morton Coleman	Vice President
Robert Pollock	President, Chief Operating Officer
Raj Kumar Tiwari	Chief Scientific Officer, Director
Debabrata Banerjee	Clinical Development Officer
Jan Geliebter	Secretary